Document and Entity Information	Oct. 07, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001683553
Document Type	8-K
Document Period End Date	Oct. 07, 2025
Entity Registrant Name	Spruce Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39594
Entity Tax Identification Number	81-2154263
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 740
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	655-4168
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SPRB
Entity Emerging Growth Company	true
Entity Ex Transition Period	false